Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2021

Shares or Principal Amounts		Value
Common Stocks– 98.2%
Aerospace & Defense – 2.3%
BWX Technologies Inc	879,432	$57,989,746
Vectrus Inc*,£	649,722	34,721,144
		92,710,890
Auto Components – 1.1%
Stoneridge Inc*,£	1,375,232	43,746,130
Banks – 19.4%
Ameris Bancorp	1,567,641	82,316,829
Atlantic Union Bankshares Corp	2,351,662	90,209,754
Bank of Hawaii Corp	492,047	44,033,286
Enterprise Financial Services Corp	665,370	32,895,893
FB Financial Corp	1,058,689	47,069,313
First Horizon National Corp	4,956,447	83,813,519
Fulton Financial Corp	5,023,678	85,553,236
Great Western Bancorp Inc	1,037,741	31,433,175
Horizon Bancorp Inc/IN	1,753,801	32,585,623
Independent Bank Corp	151,140	12,724,477
Prosperity Bancshares Inc	487,975	36,544,448
Sandy Spring Bancorp Inc	454,114	19,722,171
United Bankshares Inc	2,379,696	91,808,672
United Community Banks Inc/GA	3,046,127	103,933,853
		794,644,249
Building Products – 2.2%
American Woodmark Corp*	539,508	53,184,699
PGT Innovations Inc*	1,522,930	38,453,982
		91,638,681
Capital Markets – 0.9%
Evercore Inc	275,671	36,316,898
Chemicals – 3.4%
American Vanguard Corp	1,392,722	28,425,456
Ingevity Corp*	316,684	23,919,143
Innospec Inc	720,577	73,996,052
NewMarket Corp	32,025	12,174,624
		138,515,275
Commercial Services & Supplies – 4.6%
Healthcare Services Group Inc	1,505,636	42,202,977
KAR Auction Services Inc*	3,433,088	51,496,320
UniFirst Corp/MA	420,317	94,029,116
		187,728,413
Construction & Engineering – 2.3%
Comfort Systems USA Inc	721,005	53,909,544
EMCOR Group Inc	374,370	41,989,339
		95,898,883
Construction Materials – 2.0%
Eagle Materials Inc	612,133	82,276,797
Containers & Packaging – 0.7%
Sonoco Products Co	483,795	30,624,223
Electrical Equipment – 3.2%
Encore Wire Corp£	633,150	42,503,359
GrafTech International Ltd	5,352,526	65,461,393
Thermon Group Holdings Inc*,£	1,130,930	22,041,826
		130,006,578
Electronic Equipment, Instruments & Components – 5.4%
Benchmark Electronics Inc	1,333,950	41,245,734
Fabrinet*	522,999	47,273,880
Insight Enterprises Inc*	602,211	57,462,974
Rogers Corp*	202,910	38,189,691
Vishay Intertechnology Inc	1,486,169	35,786,949
		219,959,228
Entertainment – 1.3%
Madison Square Garden Co*	294,229	52,802,336
Equity Real Estate Investment Trusts (REITs) – 5.2%
Corporate Office Properties Trust	1,142,469	30,081,209
STAG Industrial Inc	2,982,849	100,253,555
Sunstone Hotel Investors Inc*	6,600,249	82,239,103
		212,573,867
Food & Staples Retailing – 1.3%
Casey's General Stores Inc	249,637	53,969,023

Shares or Principal Amounts		Value
Common Stocks– (continued)
Food Products – 2.3%
Nomad Foods Ltd*	1,956,898	$53,736,419
Sanderson Farms Inc	256,657	39,982,027
		93,718,446
Health Care Equipment & Supplies – 3.8%
Envista Holdings Corp*	1,747,760	71,308,608
Globus Medical Inc*	385,655	23,783,344
Natus Medical Inc*	1,099,731	28,164,111
Varex Imaging Corp*	1,667,047	34,157,793
		157,413,856
Hotels, Restaurants & Leisure – 2.2%
Century Casinos Inc*,£	2,207,692	22,672,997
Cracker Barrel Old Country Store Inc	394,022	68,118,523
		90,791,520
Household Durables – 2.4%
Leggett & Platt Inc	1,049,046	47,888,950
Skyline Champion Corp*	1,121,640	50,765,426
		98,654,376
Information Technology Services – 1.6%
WNS Holdings Ltd (ADR)*	915,442	66,314,618
Insurance – 3.7%
Argo Group International Holdings Ltd	796,852	40,097,593
First American Financial Corp	578,397	32,766,190
Hanover Insurance Group Inc	607,350	78,627,531
		151,491,314
Internet & Direct Marketing Retail – 0.6%
Shutterstock Inc	272,163	24,233,394
Machinery – 2.3%
Lincoln Electric Holdings Inc	485,767	59,720,195
Watts Water Technologies Inc - Class A	302,881	35,985,292
		95,705,487
Metals & Mining – 1.9%
Commercial Metals Co	2,572,523	79,336,609
Multi-Utilities – 2.7%
Black Hills Corp	1,114,475	74,413,496
NorthWestern Corp	546,437	35,627,692
		110,041,188
Oil, Gas & Consumable Fuels – 2.4%
Delek US Holdings Inc	1,873,516	40,805,178
World Fuel Services Corp	1,619,280	56,998,656
		97,803,834
Professional Services – 1.5%
Korn Ferry	999,325	62,327,900
Real Estate Management & Development – 0.8%
Marcus & Millichap Inc*	940,480	31,694,176
Semiconductor & Semiconductor Equipment – 1.8%
CMC Materials Inc	324,836	57,427,756
Diodes Inc*	199,600	15,936,064
		73,363,820
Software – 1.2%
CDK Global Inc	912,092	49,307,693
Textiles, Apparel & Luxury Goods – 4.6%
Carter's Inc*	536,399	47,701,963
Columbia Sportswear Co	695,118	73,425,314
Steven Madden Ltd	1,817,377	67,715,467
		188,842,744
Thrifts & Mortgage Finance – 3.0%
Washington Federal Inc	1,827,586	56,289,649
WSFS Financial Corp	1,361,073	67,767,825
		124,057,474
Trading Companies & Distributors – 4.1%
GATX Corp	544,110	50,460,761
H&E Equipment Services Inc	1,476,864	56,120,832
MSC Industrial Direct Co Inc	663,578	59,848,100
		166,429,693
Total Common Stocks (cost $2,980,429,224)		4,024,939,613
Repurchase Agreements– 1.7%
ING Financial Markets LLC, Joint repurchase agreement, 0.0050%, dated 3/31/21, maturing 4/1/21 to be repurchased at $25,000,003 collateralized by $25,563,563 in U.S. Treasuries 0% - 5.5000%, 4/8/21 - 2/15/50 with a value of $25,500,006	$25,000,000	25,000,000

Shares or Principal Amounts		Value
Repurchase Agreements– (continued)
ING Financial Markets LLC, Joint repurchase agreement, 0.0050%, dated 3/31/21, maturing 4/1/21 to be repurchased at $19,000,003 collateralized by $18,477,641 in U.S. Treasuries 0% - 5.5000%, 4/13/21 - 2/15/45 with a value of $19,380,006	$19,000,000	$19,000,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 0.0050%, dated 3/31/21, maturing 4/1/21 to be repurchased at $25,000,003 collateralized by $25,399,346 in U.S. Treasuries 0.1250% - 2.3750%, 9/15/22 - 8/15/46 with a value of $25,500,020	25,000,000	25,000,000
Total Repurchase Agreements (cost $69,000,000)		69,000,000
Total Investments (total cost $3,049,429,224) – 99.9%		4,093,939,613
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		4,101,322
Net Assets – 100%		$4,098,040,935

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,973,888,576	97.1%
India	66,314,618	1.6
United Kingdom	53,736,419	1.3

Total	$4,093,939,613	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/21
Common Stocks - 2.5%
Aerospace & Defense - 0.8%
Vectrus Inc*	$-	$-	$4,010,508		$34,721,144
Auto Components - 1.1%
Stoneridge Inc*	-	589,415	18,211,874		43,746,130
Electrical Equipment - 0.0%
Encore Wire Corpš	70,951	1,420,416	12,803,661		N/A
Thermon Group Holdings Inc*,š	-	(3,048,414)	9,023,218		N/A
Total Electrical Equipment	$70,951	$(1,627,998)	$21,826,879	$	N/A
Hotels, Restaurants & Leisure - 0.6%
Century Casinos Inc*	-	-	13,010,551		22,672,997
Specialty Retail - N/A
Hudson Ltd - Class A*	-	(3,090,542)	8,278,597		-
Total Affiliated Investments - 2.5%	$70,951	$(4,129,125)	$65,338,409		$101,140,271

(1) For securities that were affiliated for a portion of the period ended March 31, 2021, this column reflects amounts for the entire period ended March 31, 2021 and not just the period in which the security was affiliated.

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 3/31/21
Common Stocks - 2.5%
Aerospace & Defense - 0.8%
Vectrus Inc*	-	30,710,636	-	34,721,144
Auto Components - 1.1%
Stoneridge Inc*	20,692,374	15,632,493	(11,380,026)	43,746,130
Electrical Equipment - 0.0%
Encore Wire Corpš	54,201,819	-	(25,922,537)	42,503,359
Thermon Group Holdings Inc*,š	26,694,003	-	(10,626,981)	22,041,826
Hotels, Restaurants & Leisure - 0.6%
Century Casinos Inc*	8,019,717	1,642,729	-	22,672,997
Specialty Retail - N/A
Hudson Ltd - Class A*	9,663,044	-	(14,851,099)	-

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company

*	Non-income producing security.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

š	Company was no longer an affiliate as of March 31, 2021.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2021.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$4,024,939,613	$-	$-
Repurchase Agreements	-	69,000,000	-
Total Assets	$4,024,939,613	$69,000,000	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70293 05-21